Stockholders’ Permanent and Temporary Equity (Details Narrative)															1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 10, 2023 USD ($) $ / shares shares	Feb. 20, 2023 USD ($)	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 06, 2022 USD ($) $ / shares shares	Sep. 22, 2022 $ / shares	Sep. 16, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($) $ / shares shares	May 10, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 15, 2020 shares	Apr. 18, 2019 $ / shares shares	Dec. 15, 2015 $ / shares shares
Class of Stock [Line Items]
Shares issued	5,000
Issuance of common stock value | $																$ 395,200
Financial Designation, Predecessor and Successor [Fixed List]				Successor											Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Stock based compensation expense | $															$ 56,333	$ 287,461		$ 3,524,802		$ 4,245,463
Unrecognized stock-based compensation expense | $				$ 2,957,047											$ 2,957,047	$ 1,595,639			$ 2,957,047
weighted average period					1 year 7 months 6 days											1 year 7 months 6 days
Weighted average remaining life, granted options	ten-year		ten-year
Number of options outstanding	13,000		100,000	1,993,235											1,993,235	2,106,235			1,993,235
Aggregate grant date value | $	$ 23,770		$ 184,426
Weighted average remaining life, vested options			3 years
Options outstanding, exercise price | $ / shares	$ 2.26		$ 2.11
Weighted average remaining life, vested options	3 years
Percentage of registration delay payments		1.50%
Interest rate		2.00%
Registration delay cash payment | $		$ 398,000
Common stock, shares authorized				110,000,000											110,000,000	110,000,000			110,000,000
Common stock, par value | $ / shares				$ 0.0001											$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized				1,000,000											1,000,000	1,000,000			1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.0001											$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Share price, per share | $ / shares																					$ 5.04
Additional paid in capital | $				$ 104,583,271											$ 104,583,271	$ 105,562,569			$ 104,583,271
Common stock exchanged during acquisition						331,331
Warrant exercise price share | $ / shares				$ 11.50											$ 11.50				$ 11.50
Number of options outstanding				1,993,235	1,993,235	1,993,235									1,993,235	2,106,235		1,993,235	1,993,235
Shares issued, price per share | $ / shares													$ 3.00				$ 3.00			$ 3.25
Satisfaction of company liabilities | $				$ 5,062,000											$ 5,062,000				$ 5,062,000
Share exchange ration															5.037				5.037
Company valuation | $																			$ 85,000,000
Replacement warrants exercisable															The Replacement Warrants include (a) exercisable warrants to purchase 1,271,904 shares of Successor common stock with an exercise price of $6.90 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 104,704 shares of Successor common stock with an exercise price of $5.03 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 34,901 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 323,026 shares of Successor common stock with an exercise price of $11.58 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding				1,993,235											1,993,235				1,993,235
Share exchange ration																			5.037
Options Held [Member]
Class of Stock [Line Items]
Number of options outstanding				1,993,235											1,993,235				1,993,235
Warrant [Member]
Class of Stock [Line Items]
Exercisable warrants				863,500											863,500				863,500
Replacement Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares				1,699,633											1,699,633				1,699,633
Warrant [Member]
Class of Stock [Line Items]
Share price, per share | $ / shares				$ 0.01											$ 0.01				$ 0.01
Warrant exercise price share | $ / shares				11.50											11.50				11.50
Shares issued, price per share | $ / shares				1,000											1,000				$ 1,000
Share exchange ration																			5.037
Closing price of common stock | $ / shares															18.00
Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Common stock exchanged during acquisition						65,783
Larkspur Larkspur Merger Sub Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price share | $ / shares				$ 11.50											$ 11.50				$ 11.50
Shares of common stock				6,065,573											6,065,573				6,065,573
Put Option [Member]
Class of Stock [Line Items]
Additional paid in capital | $														$ 331
PIPE Warrant [Member]
Class of Stock [Line Items]
Preferred stock sold																863,500
Preferred stock price per share | $ / shares																$ 1,000
Net proceeds | $																$ 8,635,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock sold																8,635
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $															$ 8,635,000
Preferred stock, shares authorized				8,635											8,635	8,635			8,635
Preferred stock, shares designated				8,635											8,635	8,635			8,635
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock sold															8,635
Preferred stock, shares authorized				5,062											5,062	5,062			5,062	5,062
Warrants to purchase shares				863,500											863,500				863,500
Shares issued, price per share | $ / shares				$ 1,000											$ 1,000				$ 1,000
Preferred stock, shares designated				5,062											5,062	5,062			5,062	5,062
Shares conversion price | $ / shares				$ 10.00											$ 10.00				$ 10.00
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares conversion price | $ / shares				$ 7.00											$ 7.00				$ 7.00
Predecessor [Member]
Class of Stock [Line Items]
Issuance of common stock value | $
Financial Designation, Predecessor and Successor [Fixed List]																	Predecessor	Predecessor		Predecessor
Stock based compensation expense | $																	$ 1,941,746
Aggregate grant date value | $																				$ 3,271,992
Common stock, shares authorized					75,000,000	75,000,000												75,000,000		75,000,000
Common stock, par value | $ / shares					$ 0.00001	$ 0.00001												$ 0.00001		$ 0.00001
Preferred stock, shares authorized					5,000,000	5,000,000												5,000,000
Preferred stock, par value | $ / shares					$ 0.00001	$ 0.00001												$ 0.00001
Additional paid in capital | $																				$ 40,065,109
Proceeds from related party debt | $																		$ 0		$ 3,150,000
Placement agent fees | $							$ 2,000		$ 16,000		$ 21,200
Incremental fair value of stock and warrants | $																			$ 331,200
Aggregate common stock of warrant exercise price share | $ / shares										$ 3.20
Warrant, Exercise Price, Decrease | $ / shares								$ 1.37
Number of options outstanding																				10,039,348		8,755,179
Share exchange						6,406,210
Warrants to purchase shares																								400,000
Share exchange ration																		5.037
Company valuation | $																		$ 85,000,000
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding					10,039,348	10,039,348												10,039,348
Share exchange ration																		5.037
Predecessor [Member] | Warrant [Member]
Class of Stock [Line Items]
Shares issued																								1,000,000
Warrant exercise price share | $ / shares												$ 3.20												$ 2.30	$ 1.00
Aggregate common stock of warrant exercise price share | $ / shares						$ 6.90
Warrants to purchase shares				351,578	6,406,210	6,406,210									351,578			6,406,210	351,578				175,789		351,579
Warrant exchange						1,271,904
Predecessor [Member] | Second Amendment Securities [Member]
Class of Stock [Line Items]
Incremental fair value of stock and warrants | $										$ 9,684,637
Predecessor [Member] | Predecessor Common Stock [Member]
Class of Stock [Line Items]
Number of options outstanding					8,560,561	8,560,561												8,560,561
Predecessor [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Share exchange																			33,845,335
Predecessor [Member] | Put Option [Member]
Class of Stock [Line Items]
Put option purchase of common stock														331,331
Share price, per share | $ / shares														$ 1.00
Predecessor [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $													$ 392,301
Proceeds from related party debt | $													$ 100,000
Gross proceeds | $							$ 548,805		$ 700,000		$ 296,400
Preferred stock conversion price per share | $ / shares										$ 2.78		3.14
Preferred stock conversion price per share | $ / shares										$ 1.19		$ 2.78
Number of options outstanding					2,427,832	2,427,832												2,427,832
Predecessor [Member] | Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock sold							174,776		222,929		94,393		133,541
Preferred stock price per share | $ / shares							$ 3.14		$ 3.14		$ 3.14		$ 3.14				$ 3.14
Research and Development Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $															$ 7,808	$ 49,455		$ 673,160		$ 944,525
Research and Development Expense [Member] | Predecessor [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																	$ 307,838
General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $															$ 48,525	$ 238,006		$ 2,851,642		$ 3,300,938
General and Administrative Expense [Member] | Predecessor [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																	$ 1,633,908
Marketing Agreements [Member]
Class of Stock [Line Items]
Shares issued																130,000
Issuance of common stock value | $																$ 395,200
2014 Equity Incentive Plan [Member] | Predecessor [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				10,000,000
Equity incentive plan, description																				The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock.
Common stock future issuance					45,652	45,652												45,652
2022 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized				1,089,831											1,089,831				1,089,831
Common stock future issuance				1,089,831											1,089,831				1,089,831